Consolidated Unaudited Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and Cash Equivalent	$ 1,155
Short-term Bank Deposit	261	265
Total current assets	1,416	265
Non-current assets
Investments	4,278
Property and equipment, net
Right of Use Assets	70	112
Total non-current assets	4,348	112
Total assets	5,764	377
Current liabilities
Accounts Payable
Trade	674	492
Other	782	793
Employees and payroll accruals	406	406
Operating lease liabilities - current	123	120
Total current liabilities	1,985	1,811
Operating lease liabilities - non-current	16	16
Total non-current liabilities	16	16
Total liabilities	2,001	1,827
Shareholders’ (Deficit) Equity
Share Capital, Ordinary shares 48 NIS par value (18,000,000 authorized shares as of June 30, 2025, and December 31, 2024; 5,850,906 shares issued and outstanding as of June 30, 2025, and December 31, 2024)	83,751	83,751
Additional Paid-in Capital	84,809	84,809
Retained Earnings	(164,797)	(170,010)
Total shareholders’ (deficit) equity	3,763	(1,450)
Total liabilities and shareholders’ equity	$ 5,764	$ 377